14. Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	$ 49,082,691	$ 45,296,281
Financial assets, fair value	49,082,691	45,296,281
Financial liabilities, carrying amount	38,713,169	13,374,053
Financial liabilities, fair value	38,713,169	13,374,053
Borrowings from CAMMESA
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	0	4,333,788
Financial liabilities, fair value	0	4,333,788
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	38,713,169	9,040,265
Financial liabilities, fair value	38,713,169	9,040,265
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	39,890,091	41,920,308
Financial assets, fair value	39,890,091	41,920,308
Other financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	7,698,732	3,022,238
Financial assets, fair value	7,698,732	3,022,238
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	1,493,868	353,735
Financial assets, fair value	$ 1,493,868	$ 353,735